Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2023 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—71.7%
		Alabama—9.3%
$5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$4,970,804
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 4.364% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,483,964
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	988,436
3,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	2,972,963
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.360% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	24,793,984
25,000,000		Mobile, AL IDB (Alabama Power Co.), PCRB (Series 2007B), 3.866%, Mandatory Tender 6/2/2026	25,000,000
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	3,565,965
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	5,001,808
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 4.314% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	30,000,555
		TOTAL	119,778,479
		Arizona—1.1%
4,500,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 4.260% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	4,410,610
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	1,003,158
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,357,276
		TOTAL	13,771,044
		Arkansas—0.3%
3,895,000		Arkansas State, Federal Highway Grant and Tax Revenue Bonds (Series 2012), 3.000%, 4/1/2024	3,887,680
		California—9.0%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 4.290% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,237,034
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 4.460% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,899,880
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 4.310% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,830,010
7,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018D) FRNs, 4.360% (SIFMA 7-day +0.350%), Mandatory Tender 8/1/2024	6,920,225
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.710% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,562,715
12,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020), (Waste Management Holdings, Inc. GTD), 4.000%, Mandatory Tender 9/1/2023	12,002,623
27,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 4.250%, Mandatory Tender 2/15/2024	27,499,081
30,000,000	[2]	California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A), 3.875%, Mandatory Tender 8/1/2023	29,998,437
2,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	1,927,338
3,700,000		California State PCFA (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020), 0.600%, Mandatory Tender 9/1/2023	3,680,925
2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	1,917,495
2,730,000		Western Placer, CA Unified School District, Community Facilities District No. 2 2020 BANs, 2.000%, 6/1/2025	2,607,773
		TOTAL	116,083,536

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—1.1%
$5,000,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2022D) FRNs, 4.880% (SIFMA 7-day +0.870%), 12/1/2025	$5,000,236
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 4.560% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,943,854
4,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 3.740% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,983,215
		TOTAL	14,927,305
		Connecticut—0.9%
1,200,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,265,291
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	2,940,069
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2), 0.250%, Mandatory Tender 2/9/2024	3,913,669
960,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3), 0.500%, Mandatory Tender 11/15/2023	945,471
2,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2024	2,045,998
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2025	1,040,790
		TOTAL	12,151,288
		Florida—2.1%
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,509,915
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	757,157
2,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2023	2,711,680
1,700,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2025	1,750,678
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,545,598
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,296,919
2,800,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 0.400%, 8/1/2023	2,790,812
11,500,000	[1]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 4.385% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,271,450
		TOTAL	26,634,209
		Georgia—1.8%
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (Fifth Series 1994), 2.150%, Mandatory Tender 6/13/2024	6,550,046
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,000,607
5,650,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCRB (First Series 2012), 2.875%, Mandatory Tender 8/19/2025	5,484,616
725,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2023	725,025
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2024	699,050
1,100,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021C), (Citigroup, Inc. GTD), 4.000%, 12/1/2026	1,095,562
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022A), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	994,701
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRB (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,500,708
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRB (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,750,354
		TOTAL	23,800,669
		Illinois—2.0%
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2024	2,010,803
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2025	2,035,204

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$3,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	$3,594,569
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,088,245
1,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2024	1,519,552
3,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	3,081,149
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,654,627
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,309,697
		TOTAL	26,293,846
		Indiana—0.9%
6,475,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 4.310% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,336,332
5,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2012), 4.050%, Mandatory Tender 9/1/2023	5,000,383
		TOTAL	11,336,715
		Iowa—0.5%
3,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021), (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	2,926,152
3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 4.092% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,189,543
		TOTAL	6,115,695
		Kentucky—1.7%
3,500,000		Kentucky Housing Corp. (Cambridge Preservation LP), Multifamily Housing Revenue Bonds (Series 2021), (United States Treasury GTD), 0.300%, Mandatory Tender 2/1/2024	3,416,083
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020), 0.700%, Mandatory Tender 9/1/2023	2,487,339
13,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	12,998,730
3,250,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2023A), 3.900%, 11/1/2025	3,246,886
		TOTAL	22,149,038
		Louisiana—1.3%
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B), 0.875%, Mandatory Tender 2/1/2025	2,853,784
8,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1), 2.125%, Mandatory Tender 7/1/2024	8,715,767
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 6/1/2037	5,475,501
		TOTAL	17,045,052
		Massachusetts—0.2%
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.610% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,214,231
		Michigan—0.5%
2,000,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2024	2,024,802
1,000,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2025	1,029,343
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.760% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,060,543
		TOTAL	6,114,688
		Minnesota—0.7%
5,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2022), 2.625%, 12/1/2023	4,959,942
4,150,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 4.440% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	4,150,000
		TOTAL	9,109,942

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—0.4%
$4,955,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 4.540% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	$4,877,494
		Nevada—0.7%
2,000,000		Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	2,006,983
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,741,547
		TOTAL	8,748,530
		New Hampshire—0.6%
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1), 2.150%, Mandatory Tender 7/1/2024	1,472,925
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3), 2.150%, Mandatory Tender 7/1/2024	3,927,799
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4), 2.150%, Mandatory Tender 7/1/2024	1,963,900
		TOTAL	7,364,624
		New Jersey—2.0%
2,463,000		Camden, NJ BANs, 4.000%, 8/8/2023	2,461,611
6,650,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2024	6,716,779
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2025	5,124,077
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,799,897
4,000,000		New Jersey Housing & Mortgage Finance Agency (New Center City Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2023-C), (United States Treasury COL), 5.000%, 6/1/2025	4,076,486
4,460,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	4,591,075
		TOTAL	25,769,925
		New Mexico—2.0%
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 1.150%, Mandatory Tender 6/4/2024	4,850,477
4,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	4,118,883
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,151,656
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,605,349
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,693,270
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	3,743,598
8,035,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	8,206,162
		TOTAL	25,369,395
		New York—5.9%
16,693,774		Adirondack, NY CSD BANs, 4.500%, 6/27/2024	16,798,534
4,485,000		Carthage, NY CSD BANs, 4.500%, 6/26/2024	4,509,206
6,270,000		Groton CSD, NY BANs, 4.750%, 6/20/2024	6,315,265
6,000,000		Jamestown, NY City School District BANs, 5.500%, 7/20/2023	6,003,236
4,500,000		Lloyd, NY BANs, 4.250%, 2/9/2024	4,500,705
3,300,000	[1]	Long Island Power Authority, NY FRNs, 4.369% (1-month USLIBOR x 0.70 +0.750%), 5/1/2033	3,301,441
3,595,000		Lowville, NY, (Series A) BANs, 3.250%, 8/24/2023	3,589,724
1,500,000		Mayfield, NY CSD BANs, 4.500%, 6/20/2024	1,507,212
6,735,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 3.720% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	6,688,489
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series C), 5.000%, 8/1/2025	2,336,063

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	$2,542,035
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	1,022,328
2,500,000		Potsdam, NY CSD BANs, 4.250%, 7/21/2023	2,499,963
5,630,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 3.770% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,597,622
6,431,957		Vestal Fire District, NY BANs, 4.000%, 8/11/2023	6,426,276
2,000,000		Williamson, NY BANs, 4.250%, 12/20/2023	2,002,497
		TOTAL	75,640,596
		North Carolina—1.8%
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E), 0.800%, Mandatory Tender 10/31/2025	3,684,168
3,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2021B), 5.000%, Mandatory Tender 12/2/2024	3,580,259
850,000		Columbus County, NC Industrial Facilities & PCFA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	830,430
1,000,000		Columbus County, NC Industrial Facilities & PCFA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	952,725
13,635,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019B) FRNs, 4.040% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,645,663
		TOTAL	22,693,245
		North Dakota—0.7%
10,000,000		Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	9,626,235
		Ohio—1.6%
4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 4.750%, Mandatory Tender 12/1/2025	4,417,717
10,390,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	10,548,626
2,665,000		Ohio HFA (Thornwood Commons Homes, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 12/1/2025	2,731,437
2,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,442,992
		TOTAL	20,140,772
		Oregon—0.3%
3,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,619,455
1,000,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	847,046
		TOTAL	3,466,501
		Pennsylvania—7.2%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 3.832% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,345,707
2,490,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 3.740% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,437,273
3,375,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 3.740% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,303,532
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 3.880% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,604,974
9,960,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 4.590% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	9,949,324
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 4.470% (SIFMA 7-day +0.460%), 11/1/2023	1,199,557
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 4.659% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,002,736

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2008), 0.400%, 10/1/2023	$9,892,540
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.580%, Mandatory Tender 8/1/2024	4,724,310
9,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 4.410% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	8,841,209
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 4.710% (SIFMA 7-day +0.700%), 12/1/2023	5,000,648
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 4.660% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,501,099
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 4.610% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,734,957
		TOTAL	93,537,866
		South Carolina—1.9%
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 4.324% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	24,983,428
		Tennessee—0.8%
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	2,997,420
7,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	7,286,261
		TOTAL	10,283,681
		Texas—8.3%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B), (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,987,157
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,448,467
4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B), (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,820,410
3,500,000		Denton County, TX HFA (THF Pathway on Woodrow, LP), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 2/1/2025	3,567,302
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013), (Texas Permanent School Fund Guarantee Program GTD), 0.250%, Mandatory Tender 8/1/2023	4,985,328
1,760,000		Eanes, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	1,707,172
2,705,000		Eanes, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B), (United States Treasury PRF 8/1/2024@100), 1.750%, Mandatory Tender 8/1/2024	2,661,465
3,600,000		El Paso, TX Independent School District, Variable Rate Maintenance Tax Notes (Series 2020), 2.000%, Mandatory Tender 8/1/2023	3,590,811
3,910,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,672,306
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 4.269% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	4,999,527
5,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 4.580% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	5,007,997
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	3,761,292
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.860% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,730,574
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017), (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,637,056
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996), 0.900%, Mandatory Tender 9/1/2023	2,980,268
5,280,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	5,274,904
2,650,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	2,647,423

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,120,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	$1,118,911
3,415,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), 2.000%, Mandatory Tender 8/1/2023	3,411,556
5,750,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2023A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 6/3/2024	5,762,391
14,985,000		Ponder, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,414,229
3,370,000	[1]	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 4.880% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,370,166
2,250,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,259,178
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,552,840
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021), 0.650%, Mandatory Tender 12/1/2024	10,406,758
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1), 0.450%, Mandatory Tender 8/15/2023	2,663,282
		TOTAL	107,438,770
		Virginia—1.5%
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,659,282
3,720,000		Northampton County and Towns, VA Economic Development Authority (Myrtle Landing Renewal LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 4.500%, Mandatory Tender 4/1/2025	3,747,816
5,500,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	5,482,064
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A), 0.750%, Mandatory Tender 9/2/2025	4,583,008
		TOTAL	19,472,170
		Washington—1.3%
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 4.240% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,875,598
9,250,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2021B) FRNs, 4.260% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,094,957
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1), 5.000%, Mandatory Tender 8/1/2024	2,516,428
		TOTAL	16,486,983
		West Virginia—0.4%
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A), 1.000%, Mandatory Tender 9/1/2025	5,103,576
		Wisconsin—0.9%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,456,746
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,706,447
		TOTAL	12,163,193
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $938,683,751)	925,580,401
	[1]	SHORT-TERM MUNICIPALS—29.8%
		California—1.4%
8,400,000		Los Angeles, CA Multifamily Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEARs 3a-7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.510%, 7/6/2023	8,400,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.410%, 7/6/2023	10,000,000
		TOTAL	18,400,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—1.1%
$3,970,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.440%, 7/6/2023	$3,970,000
8,295,000		Jacksonville, FL HFA (Millennia Jacksonville TC, LP), SPEARs (Series DBE-8055) Weekly VRDNs, (Deutsche Bank AG LIQ)/ (Deutsche Bank AG LOC), 4.460%, 7/6/2023	8,295,000
2,000,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.510%, 7/6/2023	2,000,000
		TOTAL	14,265,000
		Indiana—0.9%
11,600,000		Indiana State Finance Authority Environmental (ArcelorMittal SA), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 4.650%, 7/5/2023	11,600,000
		Kentucky—3.1%
24,245,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.730%, 7/3/2023	24,245,000
16,300,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.650%, 7/3/2023	16,300,000
		TOTAL	40,545,000
		Louisiana—0.9%
11,658,303		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a-7 (Series DBE-8060) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.460%, 7/6/2023	11,658,303
		Multi State—7.1%
17,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	17,000,000
13,300,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	13,300,000
31,975,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	31,975,000
29,700,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 7/3/2023	29,700,000
		TOTAL	91,975,000
		New York—0.8%
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.460%, 7/6/2023	10,000,000
		Ohio—1.0%
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 4.210%, 7/3/2023	8,500,000
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 4.220%, 7/3/2023	4,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.280%, 7/6/2023	500,000
		TOTAL	13,000,000
		Oklahoma—0.8%
9,825,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRENs, 4.490%, 7/3/2023	9,825,000
		Pennsylvania—1.3%
6,870,000		Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), (Series 2021D) Weekly VRENs, 4.510%, 7/6/2023	6,870,000
9,790,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC, LP), SPEARs 3a-7 (Series DBE-8057) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.230%, 7/6/2023	9,790,000
		TOTAL	16,660,000
		Texas—6.8%
38,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 5.080%, 7/5/2023	38,500,000
38,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 5.000%, 7/5/2023	38,400,000
10,175,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 5.030%, 7/5/2023	10,175,000
		TOTAL	87,075,000
		Wisconsin—4.6%
30,625,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2020C) Weekly VRENs, 5.300%, 7/6/2023	30,625,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$29,000,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 5.300%, 7/6/2023	$29,000,000
		TOTAL	59,625,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $384,628,303)	384,628,303
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $1,323,312,054)	1,310,208,704
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[3]	(19,769,918)
		TOTAL NET ASSETS—100%	$1,290,438,786
Securities that are subject to the federal alternative minimum tax (AMT) represent 21.2% of the Fund's portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2023, these restricted securities amounted to $31,925,775, which represented 2.5% of total net assets.
Additional information on restricted securities held at June 30, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A), 3.875%, Mandatory Tender 8/1/2023	5/1/2023	$30,000,000	$29,998,437
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$2,000,000	$1,927,338
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes